Ordinary Shares	12 Months Ended
Dec. 31, 2013
Ordinary Shares
16.	ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended in April 9, 2010, authorizes the Company to issue 205,000,000 ordinary shares with a nominal or par value of $0.0001 each and comprising of (a) 122,500,000 Class A ordinary shares and (b) 82,500,000 Class B ordinary shares. Upon the completion of the IPO, all of the Company’s ordinary shares held prior to the completion of the IPO and ordinary shares issued upon the exercise of options granted under the 2008 share incentive plan were designed into Class B ordinary shares, which are entitled to five votes per share, and ordinary shares issued upon or after the completion of the IPO are designated into Class A ordinary shares which are entitled to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Holders of Class A and Class B ordinary shares have the same rights except for voting and conversion rights.

On September 14, 2011, the Board of Directors authorized the repurchase of up to US$10 million of the ordinary shares. During fiscal year 2011 the Company has repurchased 432,650 Class A ordinary shares from the market at an average price of US$8.8 per share for a total of US$1,906. During fiscal year 2012 the Company has repurchased 2,041,836 Class A ordinary shares from the market at an average price of US$7.33 per share for a total of US$5,825. Such repurchased shares were immediately cancelled and were accounted for as a reduction in additional paid-in capital.

On November 30, 2011, the Board of Directors increased the authorized number of Class A ordinary shares of the Company by 2,000,000, par value US$0.0001 per share, for future grants of options, restricted shares or restricted share units.

As of December 31, 2012 and 2013, there are 124,500,000 Class A ordinary shares and 82,500,000 Class B ordinary shares authorized, respectively.

As of December 31, 2012, there are 14,169,573 Class A ordinary shares and 62,500,000 Class B ordinary shares outstanding. As of December 31, 2013, there are 18,901,128 Class A ordinary shares and 62,500,000 Class B ordinary shares outstanding.